3. MATERIAL ACCOUNTING POLICIES: New Pronouncement (Policies)	12 Months Ended
Dec. 31, 2025
Policies
New Pronouncement

New Pronouncement

New and revised IFRS Accounting Standards applied with no material effect on the financial statements

The group has applied the following amendment for the first time for its annual reporting for the period commencing 1 January 2025:

•Amendment to IAS 21 – Lack of Exchangeability

The amendment listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Group

•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7);

•Annual Improvements to IFRS Accounting Standards – Volume 11;

•Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7);

•Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21);

•Presentation and Disclosure in Financial Statements (IFRS 18); and

•Subsidiaries without Public Accountability: Disclosures (IFRS 19)